Financial assets at FVTOCI and AFS financial assets_Changes in gross carrying amount of financial assets at FVTOCI (Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	₩ 12,874,209,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	13,285,429,000,000
Disposal	(9,161,354,000,000)
Gain (loss) on valuation	69,958,000,000
Amortization on the effective interest method	10,242,000,000
Others	33,765,000,000	[1]
Ending balance	17,112,249,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 1
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	12,843,997,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	13,275,429,000,000
Disposal	(9,146,307,000,000)
Gain (loss) on valuation	70,017,000,000
Amortization on the effective interest method	10,195,000,000
Others	33,765,000,000	[1]
Ending balance	17,087,096,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 2
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	30,212,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	10,000,000,000
Disposal	(15,047,000,000)
Gain (loss) on valuation	(59,000,000)
Amortization on the effective interest method	47,000,000
Others	0	[1]
Ending balance	25,153,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 3
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	0
Disposal	0
Gain (loss) on valuation	0
Amortization on the effective interest method	0
Others	0	[1]
Ending balance	₩ 0

[1]	Others consist of foreign currencies translation, etc.